Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Deferred guarantee income and other accrued expenses	¥ 477,023
Contingent guarantee liabilities	434,697
Provision for credit losses	359,293		¥ 93,386
Advertising expenses in excess of deduction limit	54,970		73,970
Net operating loss carryforwards	13,649		8,648
Guarantee liabilities and other accrued expenses			406,973
Less: valuation allowance	(4,429)		(6,662)	¥ (6,785)	¥ (246,508)
Total deferred tax assets	1,335,203		576,315
Net deferred tax assets	747,332	$ 114,534	157,138
Deferred tax liabilities
Contract assets and service fees receivable	490,204		550,425
Guarantee receivables	118,713		178,398
Total deferred tax liabilities	608,917		728,823
Deferred tax liabilities	¥ 21,046	$ 3,225	¥ 309,646